Investment Securities and Mortgage-Backed Securities (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale portfolio:
Amortized Cost		$ 175,547,778	$ 132,747,185
Unrealized Gain		2,583,793	2,877,405
Gross Unrealized Losses		(1,817,282)	(4,555,975)
Fair Value		176,314,289	131,068,615
Held-to-maturity portfolio:
Amortized Cost		129,414,381	136,937,260
Gross Unrecognized Gains		4,907,948	889,261
Gross Unrecognized Losses		(426,112)	(2,358,500)
Fair Value		133,896,217	135,468,021
Transfer of securities from available-for-sale to held-to-maturity	98,900,000	0	98,942,426	0
Loss associated with available-for-sale securities transferred to held-to-maturity portfolio	4,300,000
Investment Securities
Available-for-sale portfolio:
Amortized Cost		111,173,258	92,877,675
Unrealized Gain		1,820,758	2,421,348
Gross Unrealized Losses		(1,686,906)	(4,187,191)
Fair Value		111,307,110	91,111,832
Held-to-maturity portfolio:
Amortized Cost		78,510,459	77,900,489
Gross Unrecognized Gains		4,017,152	562,298
Gross Unrecognized Losses		(6,909)	(1,120,394)
Fair Value		82,520,702	77,342,393
U. S. Agencies
Available-for-sale portfolio:
Amortized Cost		27,255,149	19,283,612
Unrealized Gain		120,269	21,357
Gross Unrealized Losses		(143,262)	(1,569,870)
Fair Value		27,232,156	17,735,099
Held-to-maturity portfolio:
Amortized Cost		41,703,385	42,184,791
Gross Unrecognized Gains		2,273,643	12,142
Gross Unrecognized Losses		0	(760,916)
Fair Value		43,977,028	41,436,017
Corporate
Available-for-sale portfolio:
Amortized Cost		35,344,495	31,135,377
Unrealized Gain		259,468	99,082
Gross Unrealized Losses		(1,507,605)	(2,444,803)
Fair Value		34,096,358	28,789,656
Agency asset backed securities
Available-for-sale portfolio:
Amortized Cost		8,733,705	5,501,177
Unrealized Gain		91,907	13,005
Gross Unrealized Losses		(35,320)	(112,037)
Fair Value		8,790,292	5,402,145
Trust preferred securities
Available-for-sale portfolio:
Amortized Cost			1,000,165
Unrealized Gain			1,518,114
Gross Unrealized Losses			0
Fair Value			2,518,279
State and municipal
Available-for-sale portfolio:
Amortized Cost		33,004,462	32,608,388
Unrealized Gain		1,214,388	759,331
Gross Unrealized Losses		(704)	(59,993)
Fair Value		34,218,146	33,307,726
Held-to-maturity portfolio:
Amortized Cost		27,505,658	25,584,346
Gross Unrecognized Gains		1,504,292	548,828
Gross Unrecognized Losses		(6,909)	(258,743)
Fair Value		29,003,041	25,874,431
Small Business Administration
Available-for-sale portfolio:
Amortized Cost		6,835,447	3,348,956
Unrealized Gain		134,726	10,459
Gross Unrealized Losses		(15)	(488)
Fair Value		6,970,158	3,358,927
Held-to-maturity portfolio:
Amortized Cost		9,301,416	10,131,352
Gross Unrecognized Gains		239,217	1,328
Gross Unrecognized Losses		0	(100,735)
Fair Value		9,540,633	10,031,945
Mortgage-Backed Securities
Available-for-sale portfolio:
Amortized Cost		64,374,520	39,869,510
Unrealized Gain		763,035	456,057
Gross Unrealized Losses		(130,376)	(368,784)
Fair Value		65,007,179	39,956,783
Held-to-maturity portfolio:
Amortized Cost		50,903,922	59,036,771
Gross Unrecognized Gains		890,796	326,963
Gross Unrecognized Losses		(419,203)	(1,238,106)
Fair Value		51,375,515	58,125,628
Fannie Mae
Available-for-sale portfolio:
Amortized Cost		24,665,336	19,795,397
Unrealized Gain		306,847	112,679
Gross Unrealized Losses		(39,124)	(221,682)
Fair Value		24,933,059	19,686,394
Held-to-maturity portfolio:
Amortized Cost		26,601,616	30,129,835
Gross Unrecognized Gains		533,663	205,021
Gross Unrecognized Losses		(271,198)	(828,253)
Fair Value		26,864,081	29,506,603
Freddie Mac
Available-for-sale portfolio:
Amortized Cost		25,659,015	6,790,301
Unrealized Gain		206,982	64,316
Gross Unrealized Losses		(33,324)	(13,370)
Fair Value		25,832,673	6,841,247
Held-to-maturity portfolio:
Amortized Cost		15,192,461	17,728,608
Gross Unrecognized Gains		256,538	59,654
Gross Unrecognized Losses		(53,351)	(187,092)
Fair Value		15,395,648	17,601,170
Government National Mortgage Assoc.
Available-for-sale portfolio:
Amortized Cost		12,624,269	10,748,073
Unrealized Gain		198,132	217,352
Gross Unrealized Losses		(57,928)	(88,902)
Fair Value		12,764,473	10,876,523
Held-to-maturity portfolio:
Amortized Cost		9,109,845	11,178,328
Gross Unrecognized Gains		100,595	62,288
Gross Unrecognized Losses		(94,654)	(222,761)
Fair Value		9,115,786	11,017,855
Collateralized mortgage obligations
Available-for-sale portfolio:
Amortized Cost			1,119,431
Unrealized Gain			61,710
Gross Unrealized Losses			(3,037)
Fair Value			1,178,104
Private placement mortgage obligation
Available-for-sale portfolio:
Amortized Cost		1,425,900	1,416,308
Unrealized Gain		51,074	0
Gross Unrealized Losses		0	(41,793)
Fair Value		$ 1,476,974	$ 1,374,515